Employee Defined Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Summary of Employee Defined Benefit Obligations

	December 31, 2022	December 31, 2021
	$	$
Net defined benefit pension asset	(57.4)	(17.0)

Net defined benefit pension liability	17.0	42.8
End of employment benefit plans	15.3	15.9
	32.3	58.7

	December 31, 2022	December 31, 2021
	$	$
Included in the consolidated statement of financial position within:
Net defined benefit asset	(57.4)	(17.0)
Net defined benefit liability	17.0	42.8
	(40.4)	25.8

Summary of Reconciliation for Net Defined Benefit Liability
The following table presents a reconciliation from the opening balances to the closing balances for the net defined benefit (asset) liability and its components:

	2022			2021
	Defined Benefit Obligation $	Fair Value of Plan Assets $	Net Defined Benefit (Asset) Liability $	Defined Benefit Obligation $	Fair Value of Plan Assets $	Net Defined Benefit Liability $
Balance, beginning of the year	586.1	(560.3)	25.8	601.6	(575.2)	26.4
Administrative and marketing expenses
Interest expense (income)	9.8	(9.5)	0.3	6.8	(6.7)	0.1
Administrative expenses paid by the Plans	—	1.6	1.6	—	1.0	1.0
	9.8	(7.9)	1.9	6.8	(5.7)	1.1
Other comprehensive loss (income)
Adjustments on the plan assets, excluding interest income	—	127.0	127.0	—	11.1	11.1
Actuarial (gains) losses arising from:
Changes in demographic assumptions	(0.3)	—	(0.3)	5.0	—	5.0
Changes in financial assumptions	(192.7)	—	(192.7)	0.5	—	0.5
Experience adjustments	16.3	—	16.3	(1.8)	—	(1.8)
Remeasurement (gain) loss, before tax	(176.7)	127.0	(49.7)	3.7	11.1	14.8
Effect of movement in exchange rates	(22.7)	21.9	(0.8)	(10.4)	10.1	(0.3)
	(199.4)	148.9	(50.5)	(6.7)	21.2	14.5
Other
Benefits paid	(14.0)	14.0	—	(15.6)	15.6	—
Contributions by employer	—	(17.6)	(17.6)	—	(16.2)	(16.2)
	(14.0)	(3.6)	(17.6)	(15.6)	(0.6)	(16.2)
Balance, end of the year	382.5	(422.9)	(40.4)	586.1	(560.3)	25.8

Summary of Major Categories of Plan Assets, Measured at Fair Value	Major categories of plan assets, measured at fair value, are as follows:

	December 31,	December 31,
	2022	2021
	$	$
Cash and cash equivalents	18.9	23.1
Investments quoted in active markets (mutual, exchange-traded, and pooled funds):
Equities	15.2	43.1
Corporate bonds and fixed income	6.5	9.9
Pooled fund liability-driven investments	18.7	26.2
Property funds	0.6	1.6
Unquoted investments:
Annuity policies	217.7	317.5
Insurance contracts:
Equities and property	97.5	100.7
Corporate bonds	26.8	27.9
Cash and cash equivalents	21.0	10.3
Fair value of plan assets	422.9	560.3

Summary of Principal Assumptions Used In Determining Pension Benefit Obligations	The principal assumptions used in determining pension benefit obligations for the Plans are shown below (expressed as weighted averages):

	December 31, 2022	December 31, 2021
Discount rate	4.60%	1.80%
Rate of increase in salaries	4.30%	4.27%
Rate of inflation, pre-retirement	2.68%	2.74%
Rate of increase in future pensions payment	3.39%	3.49%
Life expectancy at age 65 for current pensioners:
Male	22 years	22 years
Female	24 years	24 years
Life expectancy at age 65 for current members aged 45:
Male	23 years	23 years
Female	25 years	25 years

Summary of Quantitative Sensitivity Analyses Impact on Defined Benefit Obligation for Significant Assumptions
Quantitative sensitivity analyses showing the impact on the defined benefit obligation for significant assumptions are as follows:

	December 31, 2022		December 31, 2021
	Increase $	Decrease $	Increase $	Decrease $
Change in discount rate by 0.25%	(11.4)	11.6	(22.3)	23.8
Change in pre-retirement inflation rate by 0.25%	2.7	(2.7)	5.1	(5.1)
Change in salary growth by 0.25%	0.3	(0.3)	1.1	(1.1)
Change in pension increase assumption by 0.25%	7.1	(7.1)	12.3	(11.6)
Change in one year in the life expectancy	10.3	(10.3)	12.0	(12.0)